SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets (Details) - Intellectual Property	12 Months Ended
Dec. 31, 2022
Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years